Other income (expenses), net (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Other Income Expenses Net Details Text [Abstract]
Costs of goods sold	R$ 163,055	R$ 165,522
Selling and distribution expenses	7,155	5,848
General and administrative expenses	R$ 191,586	R$ 185,067